UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
                  --------------------
Address:          747 Third Avenue
                  --------------------
                  27th Floor
                  --------------------
                  New York, NY  10017
                  --------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
                  ------------------
Title:            Member
                  ------------------
Phone:            (212)888-9100
                  ------------------

Signature, Place, and Date of Signing:

 /s/ Neil H. Koffler           New York, NY            August 15, 2005
----------------------      -----------------        -------------------
     [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                  95
                                                 -------------

Form 13F Information Table Value Total:             $97,852
                                                 -------------
                                                  (thousands)


List of Other Included Managers:

                                   NONE

                               SC Fundamental LLC
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2005


                                                                                                   ITEM 5:
                                        ITEM 2:                        ITEM 3:     ITEM 4:         Shares or
        ITEM 1:                        Title of                        Cusip        Fair           Principal
    Name of Issuer                       Class                         Number     Market Value     Amount
----------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                Common                        01407F103     313,995         60,500 SH
Andina Minerals Inc                     Common                        034219105       1,047          3,130 SH
Arawak Energy Corp                      Common                        038743100     381,803        322,610 SH
Arizona Star Resources Corp             Common                        04059G106   1,447,793        412,520 SH
Atlantic Coast Airline                  Common                        34407T104     346,369        461,825 SH
Auspex System Inc                       Common                        052116100       2,046        204,600 SH
Bankers Petroleum Ltd                   Common                        066286105     234,045        243,010 SH
Baycorp Holdings Ltd.                   Common                        072728108     391,475         31,318 SH
Berkeley Tech Inc.                      Sponsored ADR                 08437M107     380,313        262,285 SH
Boston Communication Group              Common                        100582105      87,900         42,670 SH
C1 Energy Ltd                           Common                        126174105   2,149,387        924,010 SH
Cadus Pharmaceutical Corp               Common                        127639102     561,690        371,980 SH
Calvalley Petroleum Inc                 Common                        131911109     413,844        110,950 SH
Canyon Resources Corp.                  Common                        138869300     159,639        237,750 SH
Canyon Resources Corp.                  Common                        138869300           -         63,889 Warrant
Centrex Inc.                            Common                        15640E103         124        137,500 SH
Chaus Bernard                           Common                        162510200     165,869        156,480 SH
Chief Consolidated Mining Co.           Common                        168628105      27,115        271,150 SH
Cinch Energy                            Common                        17185X108   1,272,935        557,000 SH
Claude Resources Inc                    Common                        182873109     901,399        994,950 SH
Computer Horizon Corp                   Common                        205908106     688,625        220,008 SH
Comsys IT Partners Inc.                 Common                        20581E104     729,497         50,307 SH
Concord Camera Corp                     Common                        206156101     712,064        569,651 SH
Cordero Energy Inc                      Common                        21851R106     112,620         28,450 SH
Crystlex Inc                            Common                        22942F101   2,180,448        605,680 SH
Defiant Resources Corp                  Common                        24477C107     391,357        180,940 SH
Del Glbl Technologies Corp.             Common                        245073101     420,763        165,005 SH
Delphi Financial Group                  Common                        247131105  16,117,885        365,071 SH
Dundee Precious Metals Inc              Common                        265269209     536,601         81,670 SH
Durban Roodeport  Deep                  Common                        26152H103     118,492        134,650 SH
Dynatec Corp                            Common                        267934107   1,628,130      1,534,450 SH
Empire Energy Corp.                     Common                        291645208       2,323         14,988 SH
Endocare Inc.                           Common                        26264P104   3,795,000        948,750 SH
ESG Re Ltd.                             Common                       000G312151       5,979        597,920 SH
European Goldfields Ltd                 Common                        298774100     464,985        379,800 SH
Filenet Corp                            Common                        316869106   2,177,878         86,630 SH
Gabriel Resources                       Common                        361970106     390,100        302,500 SH
Graftech International Ltd              Common                        384313102     352,686         82,020 SH
Hollywood Entertainment                 Common                        436141105   4,591,788        346,550 SH
Industrias Bachoco                      Sponsored ADR                 456463108   1,245,998         75,515 SH
Integrated Telecom Exp Inc              Common                        45817U101      49,906        216,984 SH
Isle Capri Casinos                      Common                        464592104   2,035,740         77,700 SH
Juina Mining Corp                       Common                        48131Q202       7,425        275,000 SH
KBL Healthcare Acquisition              Common                        48241R108     416,625         82,500 SH
Ladenburg Thalmann Financial            Common                        50575Q102      13,355         23,430 SH
Liberty Homes Inc.                      Common - Class A              530582204     123,420         24,200 SH
Liberty Homes Inc.                      Common - Class B              530582303      52,250         11,000 SH
Liberty Media Corp                      Common                        530718105     434,909         42,680 SH
Loon Energy Inc                         Common                        543921100     934,170      1,079,760 SH
M & F Worldwide Corp                    Common                        552541104   2,737,063        204,870 SH
Mair Holding Inc                        Common                        560635104   2,243,733        253,816 SH
Masters Energy Inc                      Common                        576415103     408,475        137,490 SH
MDU Communication Int'l Inc             Common                        582828109       2,486         11,000 Warrant
MDU Communication Int'l Inc             Common                        582828109   3,084,345      1,534,500 SH
Mediterranean Minerals Corp             Common                        58501P106       9,683        197,725 SH
Merita Savings Bank                     Common                        590007100     222,710         54,990 SH
Michaels Stores Inc                     Common                        594087108  14,451,368        349,320 SH
MM Companies                            Common                        55310J107      83,430         75,845 SH
Molex Inc                               Common - Class A             6058554200   4,519,900        192,500 SH
Mutual Risk Mgmt Ltd.                   Common                        628351108      41,905      1,676,180 SH
NCRIC Group Inc                         Common                       628806P103     816,749         82,500 SH
Nevada Pacific Gold                     Common                        641398102     116,785        181,120 SH

Nevsun Resources Ltd                    Common                        64156L101     534,082        274,940 SH
New Valley Corp                         Common                        649080504     196,625         27,500 SH
Next Inc.                               Common                        65336T104     152,680        133,930 SH
Oakwood Homes                           Common                        674098207       1,521         28,160 SH
Orthodontic Center of America           Common                        68750P103      98,869         52,590 SH
Pacific NorthWest Capital Corp          Common                        694916107      59,705        182,875 SH
Petrobank Energy & Resources            Common                        71645P106     536,759        138,450 SH
Petrofalcon Corp                        Common                        716474101   1,226,251        715,430 SH
Pricesmart Inc.                         Common                        741511109       1,694            200 SH
Pricesmart Inc.                         Common Stock Purchase Rights  741511117      59,764         89,200 Rights
Regency Affiliates Inc                  Common                        758847305       6,248          1,100 SH
Scpie Holding Inc                       Common                        78402P104   3,790,649        332,805 SH
Services Acquisition Corp               Units                         817628209   1,991,520        248,940 SH
Silk Road Resources                     Common                        827101106      28,730         88,000 SH
Simon Worldwide Inc.                    Common                        828815100      49,500        165,000 SH
St. Andrews Goldfields Ltd.             Common                        787188408           1        687,500 Warrant
Stone & Webster                         Common                        861572105      13,280         66,400 SH
Streettracks Gold Trust                 Common                        863307104     955,680         22,000 SH
TAC Acquisition Corp                    Units                         873392203   3,379,860        563,310 SH
Tahera Ltd.                             Common                        873787105       8,123         70,950 Warrant
Tengasco Inc                            Common                        88033R205     896,258      3,585,030 SH
Terra Nova Acquisition Corp             Common                        88101E102     204,188         41,250 SH
Terra Nova Gold Corp                    Common                        88100T100       1,980         23,100 SH
Touch America Holdings                  Common                        891539108         751      1,072,557 SH
Track Data Corp                         Common                        891918104     149,976         62,231 SH
Troy Group Inc                          Common                        89733N106      18,200          7,000 SH
Truestar Petroleum Corp                 Common                        897867107      78,632        240,850 SH
Tusk Energy Corp                        Common                        900891102   2,400,523        551,805 SH
TXU Europe Capital I-preferred          Preferred                     87316S203     497,603         96,622 SH
Verenex Energy                          Common                        923401103     176,229         56,820 SH
Veteran Resouces Inc                    Common                        92549V106     280,852        277,500 SH
West Energy Ltd                         Common                        952696102   1,044,054        271,850 SH
White Fire Energy Ltd                   Common                        963804109     302,855        141,087 SH

                             ** TABLE CONTINUED **

                                                       ITEM 6:                                          ITEM 8:
                                                INVESTMENT DISCRETION                            VOTING AUTHORITY SHARES
                                                    (b) Shares                    ITEM 7:
        ITEM 1:                                        as Defined   (c) Shared   Managers
    Name of Issuer                         (a) Sole    in Instr. V      Other    See Instr. V  (a) Sole  (b) Shared  (c) None
-------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                     60,500        --             --         --          60,500     --         --
Andina Minerals Inc                           3,130        --             --         --           3,130     --         --
Arawak Energy Corp                          322,610        --             --         --         322,610     --         --
Arizona Star Resources Corp                 412,520        --             --         --         412,520     --         --
Atlantic Coast Airline                      461,825        --             --         --         461,825     --         --
Auspex System Inc                           204,600        --             --         --         204,600     --         --
Bankers Petroleum Ltd                       243,010        --             --         --         243,010     --         --
Baycorp Holdings Ltd.                        31,318        --             --         --          31,318     --         --
Berkeley Tech Inc.                          262,285        --             --         --         262,285     --         --
Boston Communication Group                   42,670        --             --         --          42,670     --         --
C1 Energy Ltd                               924,010        --             --         --         924,010     --         --
Cadus Pharmaceutical Corp                   371,980        --             --         --         371,980     --         --
Calvalley Petroleum Inc                     110,950        --             --         --         110,950     --         --
Canyon Resources Corp.                      237,750        --             --         --         237,750     --         --
Canyon Resources Corp.                       63,889        --             --         --          63,889     --         --
Centrex Inc.                                137,500        --             --         --         137,500     --         --
Chaus Bernard                               156,480        --             --         --         156,480     --         --
Chief Consolidated Mining Co.               271,150        --             --         --         271,150     --         --
Cinch Energy                                557,000        --             --         --         557,000     --         --
Claude Resources Inc                        994,950        --             --         --         994,950     --         --
Computer Horizon Corp                       220,008        --             --         --         220,008     --         --
Comsys IT Partners Inc.                      50,307        --             --         --          50,307     --         --
Concord Camera Corp                         569,651        --             --         --         569,651     --         --
Cordero Energy Inc                           28,450        --             --         --          28,450     --         --
Crystlex Inc                                605,680        --             --         --         605,680     --         --
Defiant Resources Corp                      180,940        --             --         --         180,940     --         --
Del Glbl Technologies Corp.                 165,005        --             --         --         165,005     --         --
Delphi Financial Group                      365,071        --             --         --         365,071     --         --
Dundee Precious Metals Inc                   81,670        --             --         --          81,670     --         --
Durban Roodeport  Deep                      134,650        --             --         --         134,650     --         --
Dynatec Corp                              1,534,450        --             --         --       1,534,450     --         --
Empire Energy Corp.                          14,988        --             --         --          14,988     --         --
Endocare Inc.                               948,750        --             --         --         948,750     --         --
ESG Re Ltd.                                 597,920        --             --         --         597,920     --         --
European Goldfields Ltd                     379,800        --             --         --         379,800     --         --
Filenet Corp                                 86,630        --             --         --          86,630     --         --
Gabriel Resources                           302,500        --             --         --         302,500     --         --
Graftech International Ltd                   82,020        --             --         --          82,020     --         --
Hollywood Entertainment                     346,550        --             --         --         346,550     --         --
Industrias Bachoco                           75,515        --             --         --          75,515     --         --
Integrated Telecom Exp Inc                  216,984        --             --         --         216,984     --         --
Isle Capri Casinos                           77,700        --             --         --          77,700     --         --
Juina Mining Corp                           275,000        --             --         --         275,000     --         --
KBL Healthcare Acquisition                   82,500        --             --         --          82,500     --         --
Ladenburg Thalmann Financial                 23,430        --             --         --          23,430     --         --
Liberty Homes Inc.                           24,200        --             --         --          24,200     --         --
Liberty Homes Inc.                           11,000        --             --         --          11,000     --         --
Liberty Media Corp                           42,680        --             --         --          42,680     --         --
Loon Energy Inc                           1,079,760        --             --         --       1,079,760     --         --
M & F Worldwide Corp                        204,870        --             --         --         204,870     --         --
Mair Holding Inc                            253,816        --             --         --         253,816     --         --
Masters Energy Inc                          137,490        --             --         --         137,490     --         --
MDU Communication Int'l Inc                  11,000        --             --         --          11,000     --         --
MDU Communication Int'l Inc               1,534,500        --             --         --       1,534,500     --         --
Mediterranean Minerals Corp                 197,725        --             --         --         197,725     --         --
Merita Savings Bank                          54,990        --             --         --          54,990     --         --
Michaels Stores Inc                         349,320        --             --         --         349,320     --         --
MM Companies                                 75,845        --             --         --          75,845     --         --
Molex Inc                                   192,500        --             --         --         192,500     --         --
Mutual Risk Mgmt Ltd.                     1,676,180        --             --         --       1,676,180     --         --
NCRIC Group Inc                              82,500        --             --         --          82,500     --         --
Nevada Pacific Gold                         181,120        --             --         --         181,120     --         --

Nevsun Resources Ltd                        274,940        --             --         --         274,940     --         --
New Valley Corp                              27,500        --             --         --          27,500     --         --
Next Inc.                                   133,930        --             --         --         133,930     --         --
Oakwood Homes                                28,160        --             --         --          28,160     --         --
Orthodontic Center of America                52,590        --             --         --          52,590     --         --
Pacific NorthWest Capital Corp              182,875        --             --         --         182,875     --         --
Petrobank Energy & Resources                138,450        --             --         --         138,450     --         --
Petrofalcon Corp                            715,430        --             --         --         715,430     --         --
Pricesmart Inc.                                 200        --             --         --             200     --         --
Pricesmart Inc.                              89,200        --             --         --          89,200     --         --
Regency Affiliates Inc                        1,100        --             --         --           1,100     --         --
Scpie Holding Inc                           332,805        --             --         --         332,805     --         --
Services Acquisition Corp                   248,940        --             --         --         248,940     --         --
Silk Road Resources                          88,000        --             --         --          88,000     --         --
Simon Worldwide Inc.                        165,000        --             --         --         165,000     --         --
St. Andrews Goldfields Ltd.                  687,500        --             --         --         687,500     --         --
Stone & Webster                              66,400        --             --         --          66,400     --         --
Streettracks Gold Trust                      22,000        --             --         --          22,000     --         --
TAC Acquisition Corp                        563,310        --             --         --         563,310     --         --
Tahera Ltd.                                  70,950        --             --         --          70,950     --         --
Tengasco Inc                              3,585,030        --             --         --       3,585,030     --         --
Terra Nova Acquisition Corp                  41,250        --             --         --          41,250     --         --
Terra Nova Gold Corp                         23,100        --             --         --          23,100     --         --
Touch America Holdings                    1,072,557        --             --         --       1,072,557     --         --
Track Data Corp                              62,231        --             --         --          62,231     --         --
Troy Group Inc                                7,000        --             --         --           7,000     --         --
Truestar Petroleum Corp                     240,850        --             --         --         240,850     --         --
Tusk Energy Corp                            551,805        --             --         --         551,805     --         --
TXU Europe Capital I-preferred               96,622        --             --         --          96,622     --         --
Verenex Energy                               56,820        --             --         --          56,820     --         --
Veteran Resouces Inc                        277,500        --             --         --         277,500     --         --
West Energy Ltd                             271,850        --             --         --         271,850     --         --
White Fire Energy Ltd                       141,087        --             --         --         141,087     --         --

                              ** TABLE COMPLETE **